Other Liabilities - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Other Liabilities Disclosure [Abstract]
Restructuring expenses	$ 22	$ 30	$ 34	$ 42